Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Share Capital

16.	Share Capital

Authorized capital

The Company’s authorized share capital consists of:

●	an unlimited number of common shares without par value; and
●	an unlimited number of preferred shares issuable in series. No preferred shares are issued as of June 30, 2025.

Common shares

For the six months ended June 30, 2025:

On January 13, 2025, the Company issued 1,858,031 common shares at an average price of $0.6660 CAD per share totaling $935,618 to the former shareholders of The Leaf at 73740 LLC. per the Membership Interest Purchase Agreement dated January 11, 2023.

On March 12, 2025, the Company issued 600,000 common shares for services, with a grant date fair value of $100,000.

For the six months ended June 30, 2024:

On February 26, 2024, the Company issued 1,500,000 common shares for services, with a grant date fair value of $333,333.

During the six months ended June 30, 2024, there were 2,161,558 common shares issued for cash of $429,133.

In June 2024, in connection with the conversion of convertible debentures, the Company issued 22,395,948 common shares and warrants valued at $7,083,853.

Warrants

In April 2024, in connection with the settlement of certain convertible debentures, a total of 22,395,948 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$1.50 per share (USD $1.00) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $824,427 related to the issuance of these warrants during the year ended December 31, 2024.

In August 2024, in connection with the equity issuance in 2024, a total of 2,742,521 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.60 per share (USD $0.42) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $70,824 related to the issuance of these warrants during the year ended December 31, 2024.

In December 2024, in connection with the equity issuance in Q4 2024, a total of 10,815,100 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.40 per share (USD $0.29) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $1,159,402 related to the issuance of these warrants during the year ended December 31, 2024.

The following table summarizes the warrants outstanding that remain outstanding as June 30, 2025:

Expiration Date	Outstanding	Exercise Price
November 9, 2025	94,834	$0.37
April 19, 2026	22,395,950	$1.10
August 19, 2026	2,742,519	$0.44
December 9, 2026	8,473,500	$0.29
December 15, 2026	2,341,600	$0.29
May 24, 2028	5,687,500	$0.59
Total warrants outstanding	41,735,903

2019 Stock incentive plan

The omnibus 2019 stock incentive plan permits the Board of Directors of the Company to grant options to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. Vesting is determined on an award-by-award basis.

16. Share Capital (continued)

There were a total of 503,077 and 6,180,833 options granted during the six months ended June 30, 2025 and the year ended December 31, 2024, respectively. As of June 30, 2025 and December 31, 2024, there were 14,318,125 and 13,815,048, respectively, options outstanding. For the six months ended June 30, 2025 and the year ended December 31, 2024, there was $493,337 and $428,108, respectively, of share-based compensation expense related to the 2019 stock incentive plan.

Stock option activity is summarized as follows:

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	13,479,874	$0.72	$4.46	$-
Granted	6,180,833	$0.16	$3.86	$-
Forfeited	(5,845,659)	$0.96	$4.68	$-
Balance as of December 31, 2024	13,815,048	$0.39	$4.21	$-
Granted	503,077	$0.19	$9.06	$-
Forfeited	-	$-	$-	$-
Balance as of June 30, 2025	14,318,125	$0.38	$3.90	$-

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the options granted during the six months ended June 30, 2025 and the year ended December 31, 2024, using the following range of assumptions:

	June 30, 2025	December 31, 2024

Expected stock price volatility	156.11% - 239.57%	156.11% - 239.57%
Risk-free annual interest rate	4.11% - 5.23%	4.11% - 5.23%
Expected life (years)	1.5 – 9.8	1.5 – 6.5
Expected annual dividend yield	0.00%	0.00%

The following table summarizes the stock options that remain outstanding as of June 30, 2025:

Exercise Price	Date	Outstanding	Exercisable	Vesting Condition
$0.65	February 2029	12,548	12,548	One year vesting
$0.65	February 2029	76,009	76,009	Immediate vesting
$0.65	February 2029	3,531,148	3,531,148	Three year vesting
$0.65	February 2029	6,274	6,274	Immediate vesting
$0.65	July 2029	2,824,918	2,824,918	Immediate vesting
$0.65	February 2029	264,836	264,836	Immediate vesting
$0.01	October 2030	887,112	887,112	One year vesting
$1.05	October 2031	31,369	31,369	Immediate vesting
$0.15	July 2034	66,667	66,667	Immediate vesting
$0.15	July 2034	66,667	55,556	One year vesting
$0.15	July 2034	200,000	55,556	Three year vesting
$0.25	October 2026	300,000	33,333	One year vesting
$0.15	November 2029	3,290,000	1,919,167	One year vesting
$0.15	October 2029	60,000	15,000	One year vesting
$0.20	January 2035	443,077	221,539	Immediate vesting
$0.15	November 2029	1,957,500	1,141,875	One year vesting
$0.25	November 2029	300,000	175,000	One year vesting
		14,318,125	11,317,907

16.	Share Capital (continued)

Restricted Share Unit Plan

In December 2022, the Company formally adopted the Restricted Share Unit Plan (“RSU Plan”). The RSU Plan permits the Board of Directors of the Company to grant Restricted Share Units (“RSU’s”) to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. Vesting is determined on an award-by-award basis. During the six months ended June 30, 2025 and the year ended December 31, 2024, 0 and 6,939,253 units were granted, 3,065,844 and 1,330,852 units were vested, 0 and 0 were forfeited, and 0 and 0 were exercised, respectively. For the six months ended June 30, 2025 and the year ended December 31, 2024, the Company recognized share-based compensation expense of $465,588 and $539,772, respectively, for units that were vested. The average grant-date fair value of the RSU’s during the year ended December 31, 2024 was $0.14.

Restricted share unit activity is summarized as follows:

	Number of Restricted Share Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	253,333	$0.71	$4.46	$-
Granted	6,939,253	$0.15	$4.79	$-
Forfeited	-	$-	$-	$-
Balance as of December 31, 2024	7,192,586	$0.17	$4.73	$-
Granted	-	$-	$-	$-
Forfeited	-	$-	$-	$-
Balance as of June 30, 2025	7,192,586	$0.17	$4.23	$-

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the restricted share units granted during the years ended December 31, 2024, using the following range of assumptions:

December 31, 2024

Expected stock price volatility	175.40% - 190.53%
Risk-free annual interest rate	4.10% - 4.20%
Expected life (years)	2.5 – 3.0
Expected annual dividend yield	0.00%

Reserves

Reserves includes accumulated foreign currency translation adjustments and the accumulated fair value of share-based compensation and warrants transferred from share-based payment reserve and warrant reserve upon cancellation or expiry of the share options and warrants.

20.	Share Capital

Authorized capital

The Company’s authorized share capital consists of:

●	an unlimited number of common shares without par value; and
●	an unlimited number of preferred shares issuable in series. No preferred shares are issued as of December 31, 2024.

Common shares

For the year ended December 31, 2024:

On February 26, 2024, the Company issued 1,500,000 common shares for services, with a grant date fair value of $333,333.

During the year ended December 31, 2024, there were 12,635,058 common shares issued for cash of $2,277,759. This was reduced by warrants issued with a value of $1,230,226, which were classified as a derivative liability.

In June 2024, in connection with the conversion of convertible debentures, the Company issued 22,395,948 common shares and warrants valued at $7,083,853.

In July 2024, in connection with the Second Earn-Out Payment, the Company issued 17,491,400 common shares valued at $1,900,000.

In September 2024, in connection with the acquisition of the remaining non-controlling interest in Aya Biosciences, the Company issued 580,962 common shares valued at $3,649,489.

For the year ended December 31, 2023:

On January 11, 2023, the Company entered into a Membership Interest Purchase Agreement with The Leaf at 73740, LLC (“The Leaf”), a dispensary in Palm Desert, California, to acquire 100% of the outstanding interest in The Leaf. For the consideration of the interests, the Company issued 7,633,697 common shares valued at approximately $3.7 million

On January 27, 2023, the Company issued 397,308 common shares, with a fair value of $238,362 related to the conversion of certain notes payable. The loss on conversion was immaterial for the year ended December 31, 2023.

On January 27, 2023, the Company issued 5,370 common shares, with a fair value of $4,051. This issuance was pursuant to the debt conversion of the convertible debentures. The loss on conversion was immaterial for the year ended December 31, 2023.

On April 18, 2023, the Company issued 508,398 common shares, with a value of approximately $252,000, related to the working capital adjustment for the January 11, 2023 acquisition with the Leaf as described in Note 5. On August 14, 2023, an additional 218,660 common shares, with a value of approximately $110,000, related to tax refunds that the previous owners of the Leaf were entitled to per their agreement with the Company.

On April 27, 2023, the Company issued 216,874 common shares, with a fair value of approximately $162,343. This issuance was pursuant to the debt conversion of the convertible debentures. The loss on conversion was immaterial for the year ended December 31, 2023.

On July 6, 2023, there was an additional 472,153 common shares issued for cash of $100,000.

On October 24, 2023, the Company issued 1,896,667 common shares for services, with a grant date fair value of $322,433.

During the year ended December 31, 2023, the Company issued 607,493 common shares related to the exercise of restricted stock units.

Warrants

On May 25, 2023, in connection with the ADSB loan agreement discussed in Note 14, a total of 5,687,500 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.80 per share (USD $0.56) for a period of 60 months from the date of issuance. The Company recorded a derivative liability, representing a discount against the loan, of $485,659 related to the issuance of these warrants during the year ended December 31, 2023.

On November 9, 2023, in connection with the settlement of professional fees, a total of 948,333 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.50 per share (USD $0.35) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $34,178 related to the issuance of these warrants during the year ended December 31, 2023.

In April 2024, in connection with the settlement of certain convertible debentures, a total of 22,395,948 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$1.50 per share (USD $1.00) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $824,427 related to the issuance of these warrants during the year ended December 31, 2024.

In August 2024, in connection with the equity issuance in Q2 2024, a total of 2,742,521 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.60 per share (USD $0.42) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $70,824 related to the issuance of these warrants during the year ended December 31, 2024.

In December 2024, in connection with the equity issuance in Q4 2024, a total of 10,815,100 warrants to purchase the Company’s stock were issued. The warrants are exercisable at a price of CAD$0.40 per share (USD $0.29) for a period of 24 months from the date of issuance. The Company recorded a derivative liability of $1,159,402 related to the issuance of these warrants during the year ended December 31, 2024.

The following table summarizes the warrants outstanding that remain outstanding as December 31, 2024:

Expiration Date	Outstanding	Exercise Price
January 25, 2025	5,370	$1.10
April 14, 2025	216,874	$1.10
May 31, 2025	236,076	$0.31
November 9, 2025	94,834	$0.37
April 19, 2026	22,395,950	$1.10
August 19, 2026	2,742,519	$0.44
December 9, 2026	8,473,500	$0.29
December 15, 2026	2,341,600	$0.29
May 24, 2028	5,687,500	$0.59
Total warrants outstanding	42,194,223

2019 Stock incentive plan

The omnibus 2019 stock incentive plan permits the Board of Directors of the Company to grant options to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. Vesting is determined on an award-by-award basis.

There were a total of 6,180,833 and 0 options granted during the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were 13,815,048 and 13,479,874, respectively, options outstanding. For the years ended December 31, 2024 and 2023, there was $428,108 and $779,085, respectively, of share-based compensation expense related to the 2019 stock incentive plan.

Stock option activity is summarized as follows:

	Number of Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	13,479,874	$0.72	$4.46	$-
Granted	6,180,833	$0.16	$3.86	$-
Forfeited	(5,845,659)	$0.96	$4.68	$-
Balance as of December 31, 2024	13,815,048	$0.39	$4.21	$-

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the options granted during the years ended December 31, 2024 and 2023, using the following range of assumptions:

	2024	2023

Risk-free annual interest rate	4.11% - 5.23%	2.74%
Expected stock price volatility	156.11% - 239.57%	101.48%
Expected life of stock options (years)	1.5 – 6.5	5.00
Expected annual dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%

The following table summarizes the stock options that remain outstanding as of December 31, 2024 and 2023:

Exercise Price	Date	Outstanding	Exercisable	Vesting Condition
$0.65	February 2029	12,548	12,548	One year vesting
$0.65	February 2029	76,009	76,009	Immediate vesting
$0.65	February 2029	3,531,148	3,531,148	Three year vesting
$0.65	February 2029	6,274	6,274	Immediate vesting
$0.65	July 2029	2,824,918	2,824,918	Immediate vesting
$0.65	February 2029	264,836	264,836	Immediate vesting
$0.01	October 2030	887,112	887,112	One year vesting
$1.05	October 2031	31,369	31,369	Immediate vesting
$0.15	July 2034	66,667	66,667	Immediate vesting
$0.15	July 2034	66,667	27,778	One year vesting
$0.15	July 2034	200,000	27,778	Three year vesting
$0.25	October 2026	300,000	16,667	One year vesting
$0.15	November 2029	3,290,000	274,167	One year vesting
$0.15	November 2029	1,957,500	163,125	One year vesting
$0.25	November 2029	300,000	25,000	One year vesting
		13,815,048	8,235,396

Restricted Share Unit Plan

In December 2022, the Company formally adopted the Restricted Share Unit Plan (“RSU Plan”). The RSU Plan permits the Board of Directors of the Company to grant Restricted Share Units (“RSU’s”) to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. Vesting is determined on an award-by-award basis. As of December 31, 2024 and 2023, 6,939,253 and 33,333 units were granted, 1,330,852 and 855,271 units were vested, 0 and 65,202 were forfeited, and 0 and 607,493 were exercised, respectively. For the years ended December 31, 2024 and 2023, the Company recognized share-based compensation expense of $539,772 and $143,888, respectively, for units that were vested. The average grant-date fair value of the RSU’s during the year ended December 31, 2024 was $0.14.

Restricted share unit activity is summarized as follows:

	Number of Restricted Share Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	253,333	$0.71	$4.46	$-
Granted	6,939,253	$0.15	$4.79	$-
Forfeited	-	$-	$-	$-
Balance as of December 31, 2024	7,192,586	$0.17	$4.73	$-

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the restricted share units granted during the years ended December 31, 2024, using the following range of assumptions:

	2024	2023

Expected stock price volatility	175.40% - 190.53%	101.48%
Risk-free annual interest rate	4.10% - 4.20%	2.74%
Expected life of stock options (years)	2.5 – 3.0	5.00
Expected annual dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%

Reserves

Reserves includes accumulated foreign currency translation adjustments and the accumulated fair value of share-based compensation and warrants transferred from share-based payment reserve and warrant reserve upon cancellation or expiry of the share options and warrants.